Interest payable	12 Months Ended
Dec. 31, 2021
21. Interest Payable

21. Interest payable

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Interest payable to third parties	27,647	41,138
Interest payable to related parties(1)	1,009	1,701
Interest payable to shareholders(2)	7,466	11,846
Total	36,122	54,685

(1) See Note 26 of Notes to the Consolidated Financial Statements, sub-sections 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 26 of Notes to the Consolidated Financial Statements, sub-section 2.1 and 2.2 of Section 2 Loans payable to shareholders for detailed disclosure.